SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Advances from unrelated third parties	[1]	$ 746,907	$ 1,190,422
Other taxes payable	[2]	2,690,503	2,499,528
Accrued professional fees		200,000	255,000
Amount due to employees	[3]	121,682	257,354
Others		146,105	90,353
Other Payables and Accrued Expenses		$ 3,905,197	$ 4,292,657

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.
[3]	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.